Accrued expenses	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Accrued expenses to related party port agents	$1,094	$2,152
Scorpio Ship Management S.A.M (SSM)	64	298
Scorpio Services Holding Limited (SSH)	—	452
Fowe Eco Solutions Ltd. (FOWE)	—	85
Scorpio MR Pool Limited	—	50
Scorpio Commercial Management S.A.M. (SCM)	—	15
Accrued expenses to related parties	1,158	3,052

Suppliers	15,267	22,192
Accrued short-term employee benefits	15,070	34,183
Accrued interest	9,270	3,478
Deferred income	1,636	10,686
	$42,401	$73,591
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight-line basis. The terms of these agreements are described in Note 15.